Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Segmented Information
Schedule of Geographical Segment Information

During the year ended December 31, 2022 and 2021, the Company’s operations were in the resource industry in Bulgaria, and Turkey with head offices in the United States and a satellite office in Sofia, Bulgaria.

	North America	Turkey	Bulgaria	Total
Year ended December 31, 2022
Revenue	$-	$9,375,029	$-	$9,375,029
Finance cost	79,693	-	-	79,693
Depletion	-	1,451,032	-	1,451,032
Depreciation	4,826	140,209	-	145,035
Accretion of asset retirement obligation	-	264,075	-	264,075
Stock-based compensation	2,118,917	-	-	2,118,917
Loss on impairment of exploration and evaluation assets	-	-	3,101,343	3,101,343
Gain on debt extinguishment	97,051	-	-	97,051
Gain on net monetary position	-	1,826,495	-	1,826,495
Net income (loss)	(6,684,988)	3,577,954	(3,014,720)	(6,121,754)
As at December 31, 2022
Non-current assets	$42,762	$36,975,457	$-	$37,018,219

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

20.	Segmented Information (continued)

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2021
Revenue	$-	$3,700,727	$-	$3,700,727
Financing cost	176,386	-	-	176,386
Depletion	-	415,686	-	415,686
Depreciation	-	31,768	-	31,768
Accretion of asset retirement obligation	-	91,983	-	91,983
Stock-based compensation	336,366	-	-	336,366
Loss on debt extinguishment	159,383	-	-	159,383
Net loss	4,501,973	379,473	11,680	4,893,126
As at December 31, 2021
Non-current assets	$-	$1,573,185	$3,116,146	$4,689,331

Schedule of Net Revenue By Product Segment	The Company’s breakdown of net revenue by product segment is as follows:
	For the year ended
	December 31, 2022	December 31, 2021
Oil	$4,087,664	$3,219,792
Gas	5,287,365	480,935
	$9,375,029	$3,700,727